   FINANCIAL INVESTORS TRUST

Redmont Resolute Fund I

Class A and Class I Shares

SUPPLEMENT DATED OCTOBER 18, 2012 TO THE

PROSPECTUS FOR THE FUND DATED AUGUST 31, 2012

Summary Section

The third paragraph under the section titled “Investment Adviser” is hereby deleted and replaced in its entirety with the following:

On October 16, 2012, the Adviser and the Trust were granted an exemptive order from the SEC that allows the Fund to invest in both affiliated and unaffiliated investment companies in excess of the limits provided in Section 12(d)(1) of the 1940 Act, subject to the terms and conditions of such order. If this exemptive order and the exemptive order relating to the “manager of managers” structure are both relied upon, the Adviser will be responsible for determining the allocation of the Fund’s assets among the various underlying funds and sub-advisers, subject to the supervision of the Trust’s Board of Trustees. It is possible that the exemptive order relating to the “manager of managers” structure may not ultimately be granted.

Management

The fourth paragraph under the section titled “Management” on page 11 of the prospectus is hereby deleted and replaced in its entirety with the following:

The Adviser and the Trust were granted an exemptive order from the SEC that allows the Fund to invest in both affiliated and unaffiliated investment companies in excess of the limits provided in Section 12(d)(1) of the 1940 Act, subject to the terms and conditions of such order. If this exemptive order and the exemptive order relating to the “manager of managers” structure are both relied upon, the Adviser will be responsible for determining the allocation of the Fund’s assets among the various underlying funds and sub-advisers, subject to the supervision of the Trust’s Board of Trustees. It is possible that the exemptive order relating to the “manager of managers” structure may not ultimately be granted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

Redmont Resolute Fund II

Class I Shares

SUPPLEMENT DATED OCTOBER 18, 2012 TO THE

PROSPECTUS FOR THE FUND DATED AUGUST 31, 2012

Summary Section

The third paragraph under the section titled “Investment Adviser” is hereby deleted and replaced in its entirety with the following:

On October 16, 2012, the Adviser and the Trust were granted an exemptive order from the SEC that allows the Fund to invest in both affiliated and unaffiliated investment companies in excess of the limits provided in Section 12(d)(1) of the 1940 Act, subject to the terms and conditions of such order. If this exemptive order and the exemptive order relating to the “manager of managers” structure are both relied upon, the Adviser will be responsible for determining the allocation of the Fund’s assets among the various underlying funds and sub-advisers, subject to the supervision of the Trust’s Board of Trustees. It is possible that the exemptive order relating to the “manager of managers” structure may not ultimately be granted.

Management

The fourth paragraph under the section titled “Management” on page 10 of the prospectus is hereby deleted and replaced in its entirety with the following:

The Adviser and the Trust were granted an exemptive order from the SEC that allows the Fund to invest in both affiliated and unaffiliated investment companies in excess of the limits provided in Section 12(d)(1) of the 1940 Act, subject to the terms and conditions of such order. If this exemptive order and the exemptive order relating to the “manager of managers” structure are both relied upon, the Adviser will be responsible for determining the allocation of the Fund’s assets among the various underlying funds and sub-advisers, subject to the supervision of the Trust’s Board of Trustees. It is possible that the exemptive order relating to the “manager of managers” structure may not ultimately be granted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

Redmont Resolute Fund I and Redmont Resolute Fund II (the “Funds”)

SUPPLEMENT DATED OCTOBER 18, 2012 TO THE

STATEMENT OF ADDITIONAL INFORMATION FOR THE FUNDS DATED AUGUST 31, 2012

Fund-of-Funds Structure

The first five paragraphs under the section titled “Fund-of-Funds Structure” are hereby deleted and replaced in their entirety with the following:

The following supplements the information contained above and in the Prospectuses concerning the investment objective, strategies and risks of investing in the Funds.

Section 12(d)(1)(A) of the 1940 Act, in relevant part, prohibits a registered investment company from acquiring shares of an investment company if after such acquisition the securities represent more than 3% of the total outstanding voting stock of the acquired company, more than 5% of the total assets of the acquiring company, or, together with the securities of any other investment companies, more than 10% of the total assets of the acquiring company except in reliance on certain exceptions contained in the 1940 Act and the rules and regulations thereunder. The Trust and Highland were granted an exemptive order from the SEC that allows the Funds to invest in both affiliated and unaffiliated investment companies in excess of the limits in Section 12(d)(1) of the 1940 Act subject to the terms and conditions of such order. Under the terms of such order, prior to its investment in shares of an unaffiliated investment company in excess of the limit in section 12(d)(1)(A)(i) of the 1940 Act, the acquiring fund and the underlying fund must execute a Participation Agreement that is designed to ensure that the board of the underlying fund and its investment adviser understand the terms and conditions of the order and agree to fulfill their responsibilities under the order.

Notwithstanding the foregoing, the Funds generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as the Funds do not pay a sales load or service fee in connection with the purchase, sale or redemption or if such fees are paid, the Fund’s Adviser must waive its management fee in an amount necessary to offset the amounts paid.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE